UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oberweis Asset Management, Inc.
Address: 3333 Warrenville Road, Suite 500
         Lisle, IL 60532

Form 13F File Number: 28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Patrick B. Joyce
Title: Executive Vice President
Phone: (800) 323-6166

Signature, Place, and Date of Signing:

  /s/ Patrick B. Joyce             Lisle, IL            August 14, 2012
------------------------    ------------------------  -------------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:      _____
Form 13F Information Table Entry Total: 161 Data Records
Form 13F Information Table Value Total: $355,622 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet Group, Inc. - ADR     com              90138A103     7397   646030 SH       Sole                   490600            155430
3SBio Inc ADR                  com              88575Y105     1092    80000 SH       Sole                    80000
51Job Inc. ADR                 com              316827104     2272    49880 SH       Sole                    38100             11780
ADA-ES, Inc.                   com              005208103     2687   105900 SH       Sole                   105900
Abbott Laboratories            com              002824100      232     3600 SH       Sole                                       3600
Acacia Research-Acacia Tech    com              003881307    15742   422713 SH       Sole                   347050             75663
Access National Corp.          com              004337101      210    16000 SH       Sole                    16000
Acme Packet, Inc.              com              004764106      731    39195 SH       Sole                    20100             19095
AdCare Health Systems, Inc.    com              00650W300     1147   312587 SH       Sole                   312587
Advisory Board Co.             com              00762W107     1458    29400 SH       Sole                    21800              7600
Align Technology, Inc.         com              016255101     1800    53800 SH       Sole                    40400             13400
Allot Communications Ltd.      com              M0854Q105     1688    60600 SH       Sole                    60600
Amerigon, Inc.                 com              03070L300     9259   805830 SH       Sole                   679500            126330
Amgen, Inc.                    com              031162100      277     3799 SH       Sole                                       3799
Apple Computer, Inc.           com              037833100      204      350 SH       Sole                                        350
Arctic Cat Inc.                com              039670104     1862    50927 SH       Sole                    50927
Aruba Networks Inc.            com              043176106     1479    98270 SH       Sole                    69600             28670
Authentec, Inc.                com              052660107     1618   373700 SH       Sole                   373700
Autonavi Holdings Ltd. ADR     com              05330F106     1609   120000 SH       Sole                   120000
BHP Billiton Ltd. ADR          com              088606108      283     4332 SH       Sole                                       4332
Baidu Inc. Spon ADR            com              056752108      287     2500 SH       Sole                                       2500
Berkshire Hills Bk             com              084680107      924    42000 SH       Sole                    29500             12500
Body Central Corp.             com              09689U102     1619   179903 SH       Sole                   179903
Bofi Holding, Inc.             com              05566U108     6186   313073 SH       Sole                   295583             17490
Broadsoft, Inc.                com              11133B409     4208   145350 SH       Sole                   113800             31550
Bryn Mawr Bank Corp.           com              117665109     2252   106900 SH       Sole                   106900
CPI Aerostructures, Inc.       com              125919308     2231   202835 SH       Sole                   202835
Cai International, Inc.        com              12477X106     1219    61300 SH       Sole                    61100               200
CalAmp Corp.                   com              128126109      752   102600 SH       Sole                   102600
Callon Petroleum Corp.         com              13123X102     1446   339400 SH       Sole                   339400
Cardinal Finl Corp.            com              14149F109     2054   167300 SH       Sole                   164500              2800
Ceva Inc.                      com              157210105     2683   152350 SH       Sole                   136100             16250
Changyou.com Ltd. ADR          com              15911M107     1478    70000 SH       Sole                    70000
China Lodging Group-Spon ADS   com              16949N109      922    78500 SH       Sole                    78500
Cirrus Logic                   com              172755100     2812    94200 SH       Sole                    78700             15500
ClearOne Communications, Inc.  com              185060100      989   241900 SH       Sole                   241900
Clicksoftware Technologies Ltd com              M25082104      468    57900 SH       Sole                    57900
Coca-Cola                      com              191216100      281     3590 SH       Sole                                       3590
Cray, Inc.                     com              225223304     1111    92000 SH       Sole                    92000
Cyberonics, Inc.               com              23251P102     1088    24200 SH       Sole                    18200              6000
DXP Enterprises, Inc.          com              233377407      726    17500 SH       Sole                    13100              4400
Datalink Corp.                 com              237934104     2125   222500 SH       Sole                   222500
Datawatch Corp.                com              237917208      592    45900 SH       Sole                    45900
Dealertrack Holdings           com              242309102     5626   186850 SH       Sole                   134300             52550
Digimarc Corp.                 com              25381B101     3505   136592 SH       Sole                   116500             20092
Digitalglobe, Inc.             com              25389M877      176    11600 SH       Sole                    11600
Dusa Pharmaceuticals           com              266898105     3684   705800 SH       Sole                   705800
Dynavax Technologies Corp.     com              268158102      924   213900 SH       Sole                   159900             54000
Eagle Bancorp, Inc.            com              268948106     1825   115900 SH       Sole                   115900
Earthstone Energy Inc.         com              27032D205      383    23600 SH       Sole                    23600
Egain Communications Corp.     com              28225C806      599   109900 SH       Sole                   109900
Ellie Mae, Inc.                com              28849P100     4726   262550 SH       Sole                   240700             21850
Endeavour Intl                 com              29259G200      108    12900 SH       Sole                    12900
Endologix, Inc.                com              29266S106     4658   301700 SH       Sole                   301700
Envivio, Inc.                  com              29413T106      641   100000 SH       Sole                   100000
Exlservice Holdings            com              302081104     5909   239810 SH       Sole                   181800             58010
Exxon Mobil Corp.              com              30231G102      227     2655 SH       Sole                                       2655
Faro Technologies, Inc.        com              311642102     4927   117080 SH       Sole                    88700             28380
Financial Engines, Inc.        com              317485100      526    24500 SH       Sole                    18400              6100
First Savings Financial Group, com              33621E109      676    38300 SH       Sole                    38300
Flotek Inds Inc.               com              343389102     2173   232700 SH       Sole                   232700
Francescas Holdings Corp.      com              351793104     6556   242735 SH       Sole                   175075             67660
G III Apparel Group Ltd.       com              36237H101     1367    57700 SH       Sole                    52500              5200
General Electric Co.           com              369604103      323    15513 SH       Sole                                      15513
Georesources, Inc.             com              372476101     6652   181700 SH       Sole                   181700
Giant Interactive              com              374511103      177    36700 SH       Sole                    36700
Greenway Medical Technologies  com              39679B103     4971   304790 SH       Sole                   290300             14490
Guidance Software              com              401692108     2564   269640 SH       Sole                   246100             23540
Gulfport Energy Corp.          com              402635304     2872   139200 SH       Sole                    80700             58500
HMS Holdings Corp.             com              40425J101     5068   152140 SH       Sole                    92100             60040
Hardinge, Inc.                 com              412324303     1701   186900 SH       Sole                   186900
Healthstream Inc.              com              42222N103     6419   246900 SH       Sole                   240800              6100
Hi-Tech Pharmacal              com              42840B101     3172    97900 SH       Sole                    97900
Hisoft Technology Int - Adr    com              43358R108     1741   121500 SH       Sole                   120000              1500
Hurco Companies, Inc.          com              447324104     1393    68000 SH       Sole                    68000
IPC The Hospitalist Co.        com              44984A105     3466    76480 SH       Sole                    76480
IPG Photonics Corp.            com              44980X109     3256    74690 SH       Sole                    40200             34490
Imax Corp.                     com              45245E109     9611   399975 SH       Sole                   286500            113475
Impax Laboratories, Inc.       com              45256B101     2682   132310 SH       Sole                    75200             57110
Infosonics                     com              456784107      108    69515 SH       Sole                    69515
Intel Corporation              com              458140100      282    10570 SH       Sole                                      10570
Interactive Intelligence Group com              45841V109     4590   162700 SH       Sole                   126100             36600
Invensense, Inc.               com              46123D205     1153   102000 SH       Sole                    76000             26000
JP Morgan Chase & Company Inc. com              46625H100      209     5838 SH       Sole                                       5838
Johnson & Johnson              com              478160104      331     4898 SH       Sole                                       4898
Kadant Inc.                    com              48282T104     1311    55900 SH       Sole                    55900
Kenexa Corporation             com              488879107     7478   257580 SH       Sole                   200400             57180
LGL Group, Inc.                com              50186A108      208    31952 SH       Sole                    31952
Logmein, Inc.                  com              54142L109     2005    65700 SH       Sole                    34000             31700
MWI Vetrinary Supply           com              55402X105      678     6600 SH       Sole                     4900              1700
MYR Group, Inc.                com              55405W104     1143    67000 SH       Sole                    67000
Magic Software Enterprises Ltd com              559166103      271    48900 SH       Sole                    48900
Manitex International, Inc.    com              563420108     1987   236600 SH       Sole                   236600
Marine Products Corp.          com              568427108      401    66000 SH       Sole                    66000
Mastercard, Inc.               com              57636Q104      202      470 SH       Sole                                        470
McDonald's Corporation         com              580135101      430     4861 SH       Sole                                       4861
Medidata Solutions, Inc.       com              58471A105    13337   408220 SH       Sole                   343610             64610
Mellanox Technologies Ltd.     com              M51363113    10166   143550 SH       Sole                    75700             67850
Microsoft Corp.                com              594918104      482    15771 SH       Sole                                      15771
Mistras Group, Inc.            com              60649T107    10202   388190 SH       Sole                   354100             34090
Mitcham Industries, Inc.       com              606501104     2408   141900 SH       Sole                   141900
Multi Color Corp.              com              625383104     1148    51600 SH       Sole                    51600
Multimedia Games               com              625453105      868    62000 SH       Sole                    46300             15700
NQ Mobile, Inc. - ADR          com              64118U108     3585   437680 SH       Sole                   293800            143880
Netease.Com, Inc.              com              64110W102     2943    50000 SH       Sole                    50000
New Oriental Education         com              647581107     1470    60000 SH       Sole                    60000
Northern Oil & Gas, Inc.       com              665531109     1540    96600 SH       Sole                    72400             24200
On Assignment, Inc.            com              682159108     3902   244500 SH       Sole                   244500
Optical Cable Corp.            com              683827208      214    47500 SH       Sole                    47500
Orasure Technologies           com              68554V108     2882   256400 SH       Sole                   237200             19200
Oxford Inds, Inc.              com              691497309     1091    24400 SH       Sole                    16700              7700
Panhandle Oil & Gas Inc.       com              698477106     1688    56000 SH       Sole                    56000
Patrick Industries, Inc.       com              703343103     1686   132200 SH       Sole                   132200
Pennymac Mortgage Investment   com              70931T103     3165   160395 SH       Sole                   126000             34395
Perficient Inc.                com              71375U101     1832   163100 SH       Sole                   161500              1600
Points International Ltd.      com              730843208     3489   291500 SH       Sole                   291500
Procera Networks, Inc.         com              74269U203     2297    94500 SH       Sole                    94500
Pros Holdings, Inc.            com              74346Y103      200    11900 SH       Sole                    11900
Protalix Biotherapeu           com              74365A101     1289   224980 SH       Sole                   150400             74580
QKL Stores, Inc.               com              74732Y204      120    76037 SH       Sole                    76037
Qihoo 360 Technology Co-ADR    com              74734M109     1279    74000 SH       Sole                    74000
Realpage, Inc.                 com              75606N109     1194    51534 SH       Sole                    38634             12900
Richmont Mines, Inc.           com              76547T106      501   108180 SH       Sole                   107200               980
Roadrunner Transportation Syst com              76973Q105     5082   300870 SH       Sole                   224800             76070
Rue21, Inc.                    com              781295100     1502    59500 SH       Sole                    44600             14900
SXC Health Solutions Corp.     com              78505P100     5703    57480 SH       Sole                    46800             10680
Senesco Technologies, Inc      com              817208408       10    50000 SH       Sole                                      50000
Silicom Ltd.                   com              M84116108     1034    74600 SH       Sole                    74600
Sina Corp.                     com              G81477104     2404    46400 SH       Sole                    42000              4400
Spanish Broadcasting Sys Inc.  com              846425833      654   161000 SH       Sole                   161000
Spreadtrum Communications      com              849415203     2363   133870 SH       Sole                   119400             14470
Stamps Com Inc                 com              852857200     2085    84500 SH       Sole                    84500
Standard & Poor's Depository R com              78462F103     1375    10100 SH       Sole                    10100
Stratasys, Inc.                com              862685104     1054    21300 SH       Sole                    15900              5400
Streamline Health Solutions    com              86323X106      165    44667 SH       Sole                    44667
Synergetics USA, Inc.          com              87160G107       82    18278 SH       Sole                    18278
Syneron Medical ADR            com              M87245102     1012    97500 SH       Sole                    97500
Tangoe, Inc.                   com              87582Y108     9124   428140 SH       Sole                   330100             98040
Taylor Devices, Inc.           com              877163105      180    20000 SH       Sole                    20000
Teavana Holdings, Inc.         com              87819P102      733    54200 SH       Sole                    40600             13600
Tesco Corp.                    com              88157K101      388    32300 SH       Sole                    24200              8100
The Travelers Co., Inc.        com              89417E109      277     4331 SH       Sole                                       4331
Tilly's, Inc.                  com              886885102      316    19700 SH       Sole                    19700
Titan Int'l Inc.               com              88830M102     1590    64800 SH       Sole                    48300             16500
Titan Machinery, Inc.          com              88830R101     1412    46500 SH       Sole                    34600             11900
Toyota Motor Corp. ADR         com              892331307      219     2717 SH       Sole                                       2717
Twin Disc, Inc.                com              901476101      529    28619 SH       Sole                    25119              3500
United Financial Bancorp, Inc. com              91030T109     1126    78300 SH       Sole                    78300
Unwired Planet                 com              91531F103       46    19900 SH       Sole                    19900
Valueclick, Inc.               com              92046N102     1072    65400 SH       Sole                    48900             16500
Vera Bradley, Inc.             com              92335C106     2380   112910 SH       Sole                    67400             45510
Verizon Communications         com              92343V104      243     5470 SH       Sole                                       5470
Virtusa Corp.                  com              92827P102     1193    89400 SH       Sole                    89400
Wal Mart Stores Inc.           com              931142103      296     4239 SH       Sole                                       4239
Walgreen Company               com              931422109      257     8700 SH       Sole                                       8700
Wayside Technology Group, Inc. com              946760105      544    44400 SH       Sole                    44400
Web.com Group, Inc.            com              94733A104    11283   617550 SH       Sole                   485600            131950
Xata Corp.                     com              983882309       73    73400 SH       Sole                    73400
Xenacare Hldgs, Inc.           com              98401A106        1   100000 SH       Sole                                     100000
Youku.com                      com              98742U100     2031    93660 SH       Sole                    65000             28660
Zillow, Inc.                   com              98954A107     1235    31970 SH       Sole                    22800              9170